Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		$ 3,117,161	$ 2,923,319
Financial liabilities		2,882,187	2,682,252
Loss on disposal of operations	[1]	47	1,752	$ 61
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		97,952	73,997
Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		131	0
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,786,828	1,654,955
Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		16,173	5,399
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		204,974	180,880
Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		216,217	205,564
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		37,581	35,275
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		108,462	102,039
Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		45	144
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		988,399	930,658
Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		3,493	977
Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		298,392	252,549
Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		182,089	153,973
Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		93	0
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		97,981	74,025
Fair value | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		131	0
Fair value | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,787,070	1,655,151
Fair value | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		16,173	5,399
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		204,966	180,873
Fair value | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		108,452	102,055
Fair value | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		45	144
Fair value | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		980,792	917,643
Fair value | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		3,493	977
Fair value | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		298,545	252,598
Fair value | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		181,683	151,060
Fair value | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		93	0
Fair value | Level 1 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		148,925	120,843
Fair value | Level 1 | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		84	0
Fair value | Level 2 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		97,981	74,025
Fair value | Level 2 | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		131	0
Fair value | Level 2 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,787,070	1,655,151
Fair value | Level 2 | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		16,173	5,399
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		204,966	180,873
Fair value | Level 2 | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 2 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		107,906	101,007
Fair value | Level 2 | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		45	144
Fair value | Level 2 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		14,363	11,435
Fair value | Level 2 | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		1,303	11
Fair value | Level 2 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		298,545	252,598
Fair value | Level 2 | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		31,475	29,493
Fair value | Level 2 | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		9	0
Fair value | Level 3 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Deposits by banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Customer accounts | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		546	1,048
Fair value | Level 3 | Loans and advances to banks | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 3 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		966,429	906,208
Fair value | Level 3 | Loans and advances to customers | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		2,190	966
Fair value | Level 3 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 3 | Reverse repurchase agreements – non-trading | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		1,283	724
Fair value | Level 3 | Financial investments – at amortised cost | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
At cost | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		99,675	105,785
At cost | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		495	0
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		28,406	25,958
At cost | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		101,020	106,643
At cost | Fair value | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		495	0
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		31,617	28,262
At cost | Fair value | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 1 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 1 | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 1 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 1 | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 2 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		99,530	105,689
At cost | Fair value | Level 2 | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		495	0
At cost | Fair value | Level 2 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		31,617	28,262
At cost | Fair value | Level 2 | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 3 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		1,490	954
At cost | Fair value | Level 3 | Debt securities in issue | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 3 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 3 | Subordinated liabilities | - assets held for sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		$ 0	$ 0

[1]	In 2024, the amount includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $0.3bn gain on the foreign exchange hedging (see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France.